Investment Objectives and Goals - T. Rowe Price U.S. Limited Duration TIPS Index Fund	Jul. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks income by investing in inflation-linked securities.